Other Income, Net (Components of Other Expense, Net) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Income, Net [Abstract]
Gain on sale of LIL, net of transaction costs	$ 182	$ 0
AFUDC	53	38
Pension non-current service cost recovery	35	35
Interest income	23	43
Transaction costs related to the pending sale of NMGC	(25)	0
Charges related to wind-down costs and certain asset impairments	(29)	0
FX (losses) gains	(58)	20
Other	22	22
Other income, net	$ 203	$ 158